U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2013
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 -              U. S. GOVERNMENT SECURITIES

U.S. government securities at January 31, 2013 and 2012 are classified as held-to-maturity and mature as follows:

	2013		2012
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$438,815	$439,065	$—	$—

Due after one year through three years	205,055	204,925	473,816	474,404

	$643,870	$643,990	$473,816	$474,404

The fair value of U.S. government securities have been valued using level 1 inputs.